Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [Line Items]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options
The following table shows the number of stock options granted, cancelled and the weighted average exercise price (“WAEP”) for the year:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	10,239,417	6.89	9,865,245	5.98	10,540,228	5.15
Granted during the year	3,357,263	52.40	394,201	29.71	513,379	17.83
Cancelled during the year (1)	—	—	(20,029)	6.21	(1,188,362)	3.68

At end of year	13,596,680	18.13	10,239,417	6.89	9,865,245	5.98

(1)	Related to stock options annulled or cancelled for the year, which has no relation with the options exercised.

Summary of valuation assumptions of stock option plan
The following table shows the inputs used for the plan for the year:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	50.1%	32.1%	31.4%
Risk–free interest rate (%)	4.3%	4.1%	3.9%
Expected life of share options (years)	7	10	10
WAEP (USD)	52.40	29.71	17.83
Model used	Black & Scholes	Black & Scholes	Black & Scholes

Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of restricted stock granted, cancelled and WAEP for the year:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	6,195,656	7.33	6,633,364	6.18	6,669,790	4.89
Granted during the year	186,585	49.58	267,033	32.17	519,025	17.83
Cancelled during the year (1)	(297,558)	10.10	(704,741)	5.96	(555,451)	2.13

At end of year	6,084,683	8.49	6,195,656	7.33	6,633,364	6.18

(1)	Related to restricted stock annulled or cancelled for the year, which has no relation with the restricted stock vested.

Performance Restricted Stock [Member]
Statement [Line Items]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of performance restricted stock granted and WAEP for the year:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	5,525,010	11.57	5,123,346	10.03	3,705,757	7.05
Granted during the year	48,324	51.07	422,941	30.00	1,417,589	17.83
Cancelled during the year (1)	(1,520,887)	7.05	(21,277)	7.05	—	—

At end of year	4,052,447	13.74	5,525,010	11.57	5,123,346	10.03

(1)	Related to performance restricted stock annulled or cancelled for the year, which has no relation with the performance restricted stock vested.